Current and deferred income taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Current and deferred income taxes
9	Current and deferred income taxes

The Company has the following non-capital losses available to reduce taxable income of future years:

Expiry date	$

2030	67,296
2031	1,098,669
2032	1,233,369

Significant components of the Company’s deferred tax assets are shown below:

	2012	2011
	$	$

Non-capital losses carried forward	323,910	148,320
Financing costs	4,302	2,306
Scientific research and development	11,193	11,182

	339,405	161,808
Valuation allowance	(339,405)	(161,808)

Net deferred tax assets	-	-

The income tax benefit of these tax attributes have not been recorded in these financial statements because of the uncertainty of their recovery.

The Company’s effective income tax rate differs from the statutory income tax rate of 13.5% (2011 - 13.5%, 2010 - 13.5%).

The differences arise from the following items:

	2012	2011
	$	$

Tax recovery at statutory income tax rates	(324,049)	(179,265)
Permanent differences	133,365	26,713
Other	13,087	18,878
Change in valuation allowance	177,597	133,674

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